Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Additional Textual) [Abstract]
Valuation allowance against net deferred tax asset	$ 113,398,000	$ 91,416,000
Cumulative loss period	3 years
Unrealized gain on investment securities	1,509,000	432,000
Uncertain tax liability	0	0
Unrecognized tax benefits	0	0
Federal [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	199,200,000
Federal [Member] | Expiry 2030 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	38,800,000
Net Operating Loss Carryforward Expiration Year	2030
Federal [Member] | Expiry 2031 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	113,500,000
Net Operating Loss Carryforward Expiration Year	2031
Federal [Member] | Expiry 2032 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	46,900,000
Net Operating Loss Carryforward Expiration Year	2032
State [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	268,900,000
State [Member] | Expiry 2015 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	3,000,000
State [Member] | Expiry 2029 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	37,400,000
State [Member] | Expiry 2030 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	74,700,000
State [Member] | Expiry 2031 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	110,200,000
State [Member] | Expiry 2032 [Member]
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	$ 43,700,000